Provision for credit losses (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Provision for credit losses
Provision for loan losses	SFr 295	SFr 145	SFr 166
Provision for lending-related and other exposures	29	41	1
Provision for credit losses	324	186	167
Bank
Provision for credit losses
Provision for loan losses	248	85	91
Provision for lending-related and other exposures	28	40	2
Provision for credit losses	SFr 276	SFr 125	SFr 93